Filed pursuant to Rule 497

Registration No. 333-219127

BLACKSTONE / GSO FLOATING RATE ENHANCED INCOME FUND

Supplement No. 3, dated June 29, 2018, to the

Prospectus, dated January 2, 2018 (the “Prospectus”),

for Common Shares of Beneficial Interest

1.	Management Fee Waiver

As described in the Prospectus, the investment advisory agreement between the Fund and the Adviser provides for the Fund to pay a management fee to the Adviser at an annual rate equal to 1.00% of the average daily value of the Fund’s net assets (the “Management Fee”). The Adviser had voluntarily agreed to temporarily waive its Management Fee until June 30, 2018. The Adviser has voluntarily agreed to temporarily reduce its Management Fee to an annual rate equal to 0.15% of the average daily value of the Fund’s net assets effective from July 1, 2018 until September 30, 2018. The Adviser may, in its sole discretion and at any time (including prior to September 30, 2018), elect to extend, terminate or modify its temporary reduction upon written notice to the Fund. As a result, all references in the Prospectus in this context to June 30, 2018 are amended to refer to September 30, 2018.

2.	Brokerage Class T Common Shares Sales Load

The Class T Shares sales load table in the “Purchase of Common Shares—Sales Load” section of the Prospectus is deleted in its entirety and replaced with the following:

Your investment	As a % of the offering price	As a % of net asset value
Up to $249,999.99	2.50%	2.56%
$250,000.00 to $499,999.99	2.00%	2.04%
$500,000.00 to $999,999.99	1.50%	1.52%
$1,000,000.00 and over	0.00%	0.00%

3.	Intra-Fund Exchanges

The following section is inserted after the “Purchase of Common Shares—Sales Load” section of the Prospectus:

Intra-Fund Exchanges

Common Shares of one class of the Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the Fund (an “intra-fund exchange”), subject to the terms and conditions described below and provided that the shareholder for whom the intra-fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels is described under “How to Purchase Common Shares” and “Minimum Investment” above. An intra-fund exchange will generally not be a taxable event to the shareholder for U.S. federal income tax purposes.

Shares of one class of the Fund will be exchanged for shares of a different class of the Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-fund exchange may be subject to higher or lower total expenses following such exchange.

4.	EU General Data Protection Regulation

The following section is inserted at the end of the “Privacy Policy” section of the Prospectus:

EU General Data Protection Regulation

The EU General Data Protection Regulation (Regulation 2016/679) (the “GDPR”) establishes rules relating to the protection of natural persons with regard to the processing of personal data and to the free movement of personal data. Prospective shareholders should note that it is expected that they will provide Personal Data (as defined in the GDPR and which may include special categories of Personal Data pursuant to Articles 8 and 9 thereof), as part of their subscription for Common Shares and in their interactions with the Fund, its affiliates, and/or delegates. The Fund may obtain Personal Data concerning shareholders and prospective shareholders from internal and external sources.

The Fund has prepared a GDPR privacy statement for shareholders (the “GDPR Privacy Statement”), which is attached to this prospectus as Appendix C. BEFORE SUBSCRIBING FOR COMMON SHARES, ALL SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS ARE ENCOURAGED TO CAREFULLY REVIEW THE GDPR PRIVACY STATEMENT, WHICH INCLUDES DETAILED INFORMATION CONCERNING THE CONTROL AND PROCESSING OF THEIR PERSONAL DATA.

The GDPR Privacy Statement attached to this supplement as Appendix C is hereby added to the Prospectus as Appendix C.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

APPENDIX C

GDPR PRIVACY STATEMENT

Blackstone / GSO Floating Rate Enhanced Income Fund

Data Privacy Notice for Investors

Why are you seeing this notice?

•	This Data Privacy Notice applies to you to the extent that European Union (“EU”) data protection legislation applies to our processing of your Personal Data (defined below) or to the extent you are a resident of the EU or the European Economic Area (“EEA”). If this Data Privacy Notice applies to you, you have certain rights with respect to your Personal Data which are contained in this Data Privacy Notice.

•	You may need to provide Personal Data to us as part of your investment into Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”).

•	We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates.

•	“Personal Data” has the meaning given in the EU data protection legislation and includes any information relating to an identifiable individual (such as name, address, date of birth or economic information).

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

The Fund is committed to protecting and respecting your privacy.

The Fund-related entities on whose behalf this privacy statement is made are: (i) the Fund, (ii) Blackstone / GSO Debt Funds Management LLC, (the “Investment Advisor”), (iii) Blackstone Advisory Partners L.P. (the “Distributor”), and (iv) their respective affiliates, and in each case such persons’ legal and other advisors and agents (together, the “Fund Parties”).

Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

When you provide us with your Personal Data, the Fund acts as a “data controller”. In simple terms, this means that:

•	we “control” the Personal Data that you provide – including making sure that it is kept secure

•	we make certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law

What Personal Data do we collect about you?

The types of Personal Data we collect and share depends on the product or service you have with us and the nature of your investment. This information can include or be related to:

•	name, date of birth, country(ies) of citizenship, mailing and permanent address, email address, and telephone number

•	photo identification, including passports, driving license, and other government-issued IDs

•	bank and brokerage account information, including routing and account numbers

•	national insurance number and tax identification number

•	source of wealth, employment information, education history, number of dependents and income

•	assets and liabilities

•	investment strategy, experience, and activity

•	risk tolerance and transaction history

•	internet protocol address

•	cookie identification

•	information about your third-party representatives

The Personal Data collected about you will help us provide you with a better service and facilitate our business relationship.

•	We may combine Personal Data that you provide to us with Personal Data that we collect from, or about you, in some circumstances.

•	This will include Personal Data collected in an online or offline context.

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
Personal Data that you give us

•  from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This will include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

•  when you provide it to us in correspondence and conversations

•  when you make transactions with respect to the Fund

•  when you purchase shares from us and/or tell us where to send money

Personal Data we obtain from others

•  publicly available and accessible directories and sources

•  bankruptcy registers

•  tax authorities, including those that are based outside the United Kingdom and the EEA if you are subject to tax in another jurisdiction

•  governmental and competent regulatory authorities to whom we have regulatory obligations

•  credit agencies

•  fraud prevention and detection agencies and organisations

Why do we process your Personal Data?

We process your Personal Data for the following reasons:

WHY	HOW
Contract

It is necessary to perform our contract with you to:

•  administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our funds

•  meet the resulting contractual obligations we have to you

•  facilitate the continuation or termination of the contractual relationship between you and the Fund

•  facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject to:

•  undertake our client and investor due diligence, and on-boarding checks

•  carry out verification, know your client (KYC), terrorist financing and anti-money laundering checks

•  verify the identity and addresses of our investors (and, if applicable their beneficial owners)

•  comply with requests from regulatory, governmental, tax and law enforcement authorities

•  surveillance and investigation

•  carry out audit checks

•  maintain statutory registers

•  prevent and detect fraud

•  comply with sanctions laws

Our legitimate interests

For our legitimate interests or those of a third party to:

•  manage and administer your holding in any funds in which you are invested, and any related accounts on an ongoing basis

•  assess and process any applications or requests made by you

•  open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund

•  send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund

•  address or investigate any complaints, claims, proceedings or disputes

•  provide you with, and inform you about, our investment products and services

•  monitor and improve our relationships with investors

•  comply with applicable regulatory obligations

•  manage our risk and operations

•  comply with our accounting and tax reporting requirements

•  comply with our audit requirements

•  assist with internal compliance with our policies and process

•  ensure appropriate group management and governance

•  keep our internal records

•  prepare reports on incidents / accidents

•  protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

•  analyse and manage commercial risks

•  seek professional advice, including legal advice

•  enable any actual or proposed, assignee or transferee, participant or sub-participant of the Fund’s or

•  Fund vehicles’ rights or obligations to evaluate proposed transactions

•  facilitate business asset transactions involving the Fund or Fund-related vehicles

•  monitor communications to/from us using our systems

•  protect the security and integrity of our IT systems

We only rely on these interests where we have considered that, on balance, our legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data with

We will share your Personal Data with the following persons for the following reasons:

WHO	WHY
Fund associates	We share your Personal Data with our associates, related parties and members of our group. This is to: • manage our relationship with you • the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Investment Advisors

•  delivering the services you require

•  managing your investment

•  supporting and administering investment-related activities

•  complying with applicable investment laws and regulations

Fund and investment specific details of these third parties can be found in the relevant subscription documents you have been provided with

Tax Authorities

•  to comply with applicable laws and regulations

•  where required by EEA tax authorities (who, in turn, may share your Personal Data with foreign tax authorities)

•  where required by foreign tax authorities, including outside of the EEA

Service Providers	• delivering and facilitating the services needed to support our business relationship with you • supporting and administering investment-related activities

Our lawyers, auditors and other professional advisors	• providing you with investment-related services • to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:

•	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory

•	organisations and agencies – where we are required to do so by law

Do you have to provide us with this Personal Data?

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Where we collect Personal Data from you that is purely voluntary and there are no implications for you if you do not wish to provide us with it, we will indicate as such.

Some of the Personal Data we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data internationally

We will transfer your Personal Data to our group members, shareholders of the Fund and related parties, and to third party service providers outside of the EEA, which do not have similarly strict data protection and privacy laws.

Where we transfer Personal Data to other members of our group, or our service providers, we have put in place data transfer agreements and safeguards using European Commission approved terms.

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

Consent – and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data.

If we do, you have the right to withdraw this consent at any time.

Please contact us or send us an email at GDPRqueries@blackstone.com at any time if you wish to do so.

Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations, or where longer, such longer period as is required by law or regulatory obligations which apply to us.

•	We will generally retain Personal Data about you throughout the life cycle of any investment you are involved in

•	Some Personal Data will be retained after your relationship with us ends As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any investment vehicle related to the Fund and there is no longer any legal or regulatory requirement or other legitimate business purpose for retaining your Personal Data.

Your rights

You have certain data protection rights, including:

•	the right to access your Personal Data

•	the right to restrict the use of your Personal Data

•	the right to have incomplete or inaccurate Personal Data corrected

•	the right to ask us to stop processing your Personal Data

•	the right to require us to delete your Personal Data in some limited circumstances

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing your Personal Data.

This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. A list of the EU data protection authorities is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080.

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email at GDPRqueries@blackstone.com.

Contact us in writing using the address below:

Address	The Blackstone Group Attn: Legal and Compliance 345 Park Avenue New York, NY 10154

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review.

This Data Privacy Notice was last updated on 24 May 2018.